PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2022	2023

Leasehold improvements	$1,451	$1,466
Furniture, fixtures and office equipment	3,069	3,386
IT equipment	2,393	2,437
Vehicles	1,362	1,739
Property and equipment, gross	8,275	9,028
Less: Accumulated depreciation	(5,329)	(6,239)
Property and equipment, net	$2,946	$2,789

Depreciation expenses incurred for the years ended December 31, 2021, 2022 and 2023 are $1,217, $1,223 and $1,280, respectively.